Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 91.9%
	Argentina: 0.5%
52,361	Banco BBVA Argentina SA ADR	$204,731	0.1
9,049	Banco Macro SA ADR	233,917	0.2
11,802	Grupo Financiero Galicia SA ADR	157,675	0.1
22,140	Transportadora de Gas del Sur SA ADR	133,504	0.1
		729,827	0.5

	Brazil: 4.4%
164,261	Atacadao Distribuicao Comercio e Industria Ltd.	726,307	0.5
18,089	Banco Santander Brasil SA	188,765	0.1
46,409	Cia Siderurgica Nacional S.A.	139,105	0.1
73,904	IRB Brasil Resseguros S/A	649,542	0.4
53,888	JBS SA	358,812	0.2
50,905	Lojas Renner SA	622,711	0.4
103,252	Petrobras Distribuidora SA	681,404	0.5
48,228	Porto Seguro SA	671,071	0.4
78,930	Sul America SA	984,178	0.7
140,683 (1)	Vale SA	1,658,143	1.1
		6,680,038	4.4

	Chile: 0.8%
45,778	Cia Cervecerias Unidas SA	417,820	0.3
10,264,265	Enel Chile SA	756,140	0.5
		1,173,960	0.8

	China: 31.5%
468,000	Agile Group Holdings, Ltd.	656,660	0.4
414,000	Air China Ltd. - H Shares	376,669	0.2
35,007 (1)	Alibaba Group Holding Ltd. ADR	7,001,400	4.6
521,400	Angang Steel Co., Ltd. - H Shares	197,805	0.1
156,500	Anhui Conch Cement Co., Ltd. - H Shares	1,001,205	0.7
1,066,500 (2)	BAIC Motor Corp. Ltd. - H Shares	597,802	0.4
565,000	Bank of China Ltd. - H Shares	226,597	0.2
751,000	Bank of Communications Co., Ltd. - H Shares	492,979	0.3
137,500	Beijing Enterprises Holdings Ltd.	607,734	0.4
150,000	China Aoyuan Group Ltd.	214,539	0.1
527,000	China Coal Energy Co. - H Shares	208,652	0.1
592,000	China Communications Services Corp., Ltd. - H Shares	398,522	0.3
1,834,000	China Construction Bank - H Shares	1,458,969	1.0
512,000	China Medical System Holdings Ltd.	728,509	0.5
234,000	China Mobile Ltd.	1,764,252	1.2
678,000	China National Building Material Co., Ltd. - H Shares	655,548	0.4
826,000	China Oriental Group Co. Ltd.	340,856	0.2
1,786,000	China Petroleum & Chemical Corp. - H Shares	1,001,597	0.7
785,000	China Railway Group Ltd. - H Shares	459,532	0.3
1,134,000	China Reinsurance Group Corp. - H Shares	179,618	0.1
724,000	China Resources Cement Holdings Ltd. - H Shares	867,412	0.6
150,000	China Resources Land Ltd.	649,381	0.4
350,000 (2)	China Resources Pharmaceutical Group Ltd.	305,742	0.2
449,500	China Shenhua Energy Co., Ltd. - H Shares	870,319	0.6
1,282,000	China Telecom Corp., Ltd. - H Shares	485,161	0.3
202,000	China Unicom Hong Kong Ltd.	173,047	0.1
219,700	Chinese Universe Publishing and Media Group Co. Ltd. - A Shares	373,309	0.2
878,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	436,269	0.3
516,000	CIFI Holdings Group Co. Ltd.	375,927	0.2
581,000	CNOOC Ltd.	843,397	0.6
537,000	Country Garden Holdings Co. Ltd.	748,774	0.5
314,000	CSPC Pharmaceutical Group Ltd.	714,616	0.5
218,000 (2)	Dali Foods Group Co. Ltd.	148,159	0.1
388,500	Fosun International Ltd.	523,045	0.3
237,000	Geely Automobile Holdings Ltd.	443,216	0.3
90,400	Gemdale Corp. - A Shares	153,287	0.1
312,500	Great Wall Motor Co. Ltd. - H Shares	241,448	0.2
551,089	Greenland Holdings Corp. Ltd. - A Shares	514,347	0.3
372,000	Guangzhou R&F Properties Co., Ltd. - H Shares	625,232	0.4
67,000	Haier Electronics Group Co. Ltd.	186,236	0.1
116,900	Haier Smart Home Co. Ltd. - A Shares	283,969	0.2
82,000 (2)	Hua Hong Semiconductor Ltd.	145,385	0.1
3,041,592	Industrial & Commercial Bank of China - H Shares	2,167,710	1.4

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China: (continued)
229,700	Inner Mongolia Yitai Coal Co. Ltd.	$165,614	0.1
399,000	Kaisa Group Holdings Ltd. - H Shares	157,053	0.1
324,000	Kunlun Energy Co. Ltd.	274,397	0.2
333,000	Lee & Man Paper Manufacturing Ltd.	225,430	0.1
98,000	Li Ning Co. Ltd.	314,359	0.2
258,500 (2)	Luye Pharma Group Ltd. - H Shares	189,842	0.1
22,312	Momo, Inc. ADR	835,138	0.6
395,000	Nexteer Automotive Group Ltd.	330,979	0.2
528,000	PICC Property & Casualty Co., Ltd. - H Shares	610,944	0.4
149,000	Ping An Insurance Group Co. of China Ltd. - H Shares	1,691,941	1.1
1,541,000 (2)	Postal Savings Bank of China Co. Ltd. - H Shares	999,884	0.7
168,085	RiseSun Real Estate Development Co. Ltd. - A Shares	206,556	0.1
231,600	Sany Heavy Industry Co. Ltd. - A Shares	477,373	0.3
382,000	Seazen Group Ltd.	407,002	0.3
106,578	Seazen Holdings Co. Ltd. - A Shares	495,924	0.3
167,700	Shaanxi Coal Industry Co. Ltd. - A Shares	202,393	0.1
157,300	Shanxi Lu'an Environmental Energy Development Co. Ltd. - A Shares	154,903	0.1
5,700	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	145,574	0.1
1,035,000	Sihuan Pharmaceutical Holdings Group Ltd.	117,642	0.1
347,000	Sino Biopharmaceutical Ltd.	447,725	0.3
1,362,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	377,461	0.2
779,000	Sinotrans Ltd. - H Shares	242,703	0.2
196,500	Sinotruk Hong Kong Ltd.	331,809	0.2
135,700	Tencent Holdings Ltd.	5,725,883	3.7
266,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	229,338	0.2
372,000	Weichai Power Co. Ltd. - H Shares	635,714	0.4
367,164	Xiamen C & D, Inc. - A Shares	418,031	0.3
590,000	Yanzhou Coal Mining Co., Ltd. - H Shares	521,524	0.3
11,430	Yum China Holdings, Inc.	508,863	0.3
		48,286,832	31.5

	Czech Republic: 0.1%
66,618 (2)	Moneta Money Bank AS	220,621	0.1

	Egypt: 0.5%
124,400	Commercial International Bank Egypt SAE	608,109	0.4
255,422	Eastern Co. SAE	237,200	0.1
		845,309	0.5

	Hungary: 0.4%
13,133	OTP Bank Nyrt	617,664	0.4

	India: 7.7%
22,444	Aurobindo Pharma Ltd.	140,757	0.1
152,537	Coal India Ltd.	436,010	0.3
11,230	Dr Reddys Laboratories Ltd.	456,089	0.3
340,818	GAIL India Ltd.	598,410	0.4
66,947	Glenmark Pharmaceuticals Ltd.	314,776	0.2
66,759	HCL Technologies Ltd.	1,049,392	0.7
170,037	Hindalco Industries Ltd.	473,746	0.3
55,876	Hindustan Unilever Ltd.	1,584,576	1.0
95,828	Infosys Ltd.	938,828	0.6
46,655	ITC Ltd.	160,156	0.1
5,857	Nestle India Ltd.	1,179,645	0.8
150,443	Oil & Natural Gas Corp., Ltd.	276,092	0.2
68,625	Petronet LNG Ltd.	259,536	0.2
53,229	Tata Consultancy Services Ltd.	1,523,505	1.0
107,192	Tata Steel Ltd.	637,875	0.4
90,652	Tech Mahindra Ltd.	961,735	0.6
260,306	Wipro Ltd.	863,925	0.5
		11,855,053	7.7

	Indonesia: 2.8%
3,643,700	Adaro Energy Tbk PT	317,496	0.2
1,015,100	Astra International Tbk PT	467,447	0.3
625,000	Bank Central Asia Tbk PT	1,390,915	0.9
1,691,900	Bank Mandiri Persero TBK PT	835,591	0.5
459,500	Bank Negara Indonesia Persero Tbk PT	244,047	0.2
808,100	Bank Rakyat Indonesia	234,122	0.2
1,138,400	Bukit Asam Tbk PT	195,185	0.1
32,800	Gudang Garam Tbk PT	117,106	0.1
2,048,100	Hanjaya Mandala Sampoerna Tbk PT	280,743	0.2
294,600	Indah Kiat Pulp and Paper Corp. Tbk PT	141,851	0.1
		4,224,503	2.8

	Malaysia: 2.2%
387,300	AMMB Holdings Bhd	370,026	0.2
378,800	Genting Bhd	528,667	0.3
115,000	Hong Leong Bank BHD	465,280	0.3
50,100	Hong Leong Financial Group Bhd	195,530	0.1
231,200	Malayan Banking BHD	472,170	0.3
7,000	Nestle Malaysia Bhd	240,238	0.2
100,900	Public Bank BHD	473,962	0.3

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Malaysia: (continued)
497,400	RHB Bank Bhd	$674,077	0.5
		3,419,950	2.2

	Mexico: 2.5%
1,002,101	Alfa SA de CV	783,351	0.5
1,567,914	America Movil SAB de CV	1,202,421	0.8
683,303	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	864,755	0.6
43,399	El Puerto de Liverpool SAB de CV	214,617	0.1
69,476	Grupo Financiero Banorte	367,320	0.2
129,806	Megacable Holdings SAB de CV	461,658	0.3
		3,894,122	2.5

	Netherlands: 0.3%
7,293 (1)	Prosus NV	497,150	0.3

	Peru: 0.6%
4,018	Credicorp Ltd.	848,561	0.6

	Philippines: 0.1%
4,555	Globe Telecom, Inc.	173,899	0.1

	Poland: 0.6%
7,700	Grupa Lotos SA	180,426	0.1
18,507	Jastrzebska Spolka Weglowa SA	98,805	0.1
61,401	Powszechny Zaklad Ubezpieczen SA	606,995	0.4
		886,226	0.6

	Qatar: 0.6%
508,905	Barwa Real Estate Co.	476,445	0.3
118,994	Qatar Islamic Bank SAQ	485,683	0.3
		962,128	0.6

	Russia: 5.4%
15,079,635	Inter RAO UES PJSC	1,045,239	0.7
22,177	Lukoil PJSC	2,115,494	1.4
1,114,013	Magnitogorsk Iron & Steel Works PJSC	675,150	0.4
2,983	MMC Norilsk Nickel OJSC	789,591	0.5
63,145	Severstal PJSC	891,146	0.6
2,982,826	Surgutneftegas PJSC	2,044,454	1.3
64,607	Tatneft PJSC	743,593	0.5
		8,304,667	5.4

	Saudi Arabia: 1.3%
76,987	Al Rajhi Bank	1,277,457	0.8
22,581	Alinma Bank	137,548	0.1
12,241	Jarir Marketing Co.	516,838	0.4
		1,931,843	1.3

	South Africa: 5.6%
3,608	Capitec Bank Holdings Ltd.	348,843	0.2
60,928	Clicks Group Ltd.	1,038,641	0.7
49,365	FirstRand Ltd.	210,709	0.1
9,705	Kumba Iron Ore Ltd.	249,037	0.2
583,116	MMI Holdings	809,966	0.5
30,972	Mr Price Group Ltd.	369,819	0.2
7,293	Naspers Ltd.	1,039,123	0.7
381,738	Netcare Ltd.	520,569	0.3
146,081	Pick n Pay Stores Ltd.	676,836	0.5
60,723	Spar Group Ltd.	852,602	0.6
110,317	Standard Bank Group Ltd.	1,245,500	0.8
80,048	Telkom SA Ltd.	255,963	0.2
116,776	Truworths International Ltd.	405,805	0.3
28,128	Vodacom Group Pty Ltd.	232,511	0.1
102,151	Woolworths Holdings Ltd./South Africa	363,060	0.2
		8,618,984	5.6

	South Korea: 9.0%
65,340	BNK Financial Group, Inc.	385,788	0.3
9,125	Daelim Industrial Co., Ltd.	694,297	0.5
9,652	DB Insurance Co. Ltd.	456,200	0.3
21,756	Doosan Bobcat, Inc.	576,952	0.4
20,295	GS Engineering & Construction Corp.	516,600	0.3
14,239	GS Holdings Corp.	577,719	0.4
30,412	Hana Financial Group, Inc.	922,105	0.6
17,130	Hanwha Corp.	357,108	0.2
11,843	HDC Hyundai Development Co-Engineering & Construction	277,315	0.2
8,460	Hyundai Marine & Fire Insurance Co., Ltd.	201,053	0.1
7,515 (2)	Orange Life Insurance Ltd.	181,831	0.1
7,622	KB Financial Group, Inc.	297,802	0.2
22,673	Kia Motors Corp.	831,021	0.5
9,797	LG Electronics, Inc.	580,674	0.4
131,385	Meritz Securities Co. Ltd.	473,448	0.3
1,139	POSCO	221,731	0.1
9,732	Samsung Electro-Mechanics Co. Ltd.	916,213	0.6
3,204	Samsung Fire & Marine Insurance Co. Ltd.	631,508	0.4
31,032	Shinhan Financial Group Co., Ltd.	1,146,274	0.8
3,070	SK Holdings Co. Ltd.	670,803	0.4
24,230	SK Hynix, Inc.	1,667,406	1.1
1,997	SK Telecom Co., Ltd.	415,394	0.3
81,186	Woori Financial Group, Inc.	805,792	0.5
		13,805,034	9.0

	Taiwan: 12.1%
225,000	Chicony Electronics Co. Ltd.	652,703	0.4
1,027,000	China Airlines Ltd.	303,244	0.2
1,437,547	Eva Airways Corp.	659,529	0.4
32,000	Feng TAY Enterprise Co., Ltd.	200,301	0.1
360,000	Foxconn Technology Co., Ltd.	785,834	0.5

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: (continued)
84,000	Globalwafers Co. Ltd.	$910,151	0.6
2,000	Largan Precision Co. Ltd.	290,640	0.2
644,000	Lite-On Technology Corp.	1,021,575	0.7
90,000	Novatek Microelectronics Corp., Ltd.	659,344	0.4
487,000	Pou Chen Corp.	634,284	0.4
343,000	Powertech Technology, Inc.	1,057,598	0.7
34,000	President Chain Store Corp.	340,323	0.2
121,000	Realtek Semiconductor Corp.	913,831	0.6
120,000	Synnex Technology International Corp.	144,917	0.1
615,962	Taiwan Semiconductor Manufacturing Co., Ltd.	6,195,755	4.1
398,000	Uni-President Enterprises Corp.	945,453	0.6
90,000	Walsin Technology Corp.	501,312	0.3
406,000	Wistron Corp.	368,567	0.3
63,000	Yageo Corp.	681,391	0.5
292,000	Zhen Ding Technology Holding Ltd.	1,286,167	0.8
		18,552,919	12.1

	Thailand: 1.4%
1,217,300	Home Product Center PCL	664,212	0.4
1,359,400	Krung Thai Bank PCL	737,642	0.5
494,400	PTT PCL (Foreign)	707,273	0.5
		2,109,127	1.4

	Turkey: 0.6%
598,845	Haci Omer Sabanci Holding AS	946,121	0.6

	United Arab Emirates: 0.9%
275,819	Dubai Islamic Bank PJSC	397,872	0.2
122,049	Emirates Telecommunications Group Co. PJSC	541,606	0.4
100,285	First Abu Dhabi Bank PJSC	414,081	0.3
		1,353,559	0.9

	Total Common Stock (Cost $141,215,951)	140,938,097	91.9

EXCHANGE-TRADED FUNDS: 1.3%
48,203	iShares MSCI Emerging Markets ETF	2,050,556	1.3

	Total Exchange-Traded Funds (Cost $1,995,306)	2,050,556	1.3

PREFERRED STOCK: 5.6%
	Brazil: 2.3%
29,604	Centrais Eletricas Brasileiras SA	250,051	0.2
12,895	Cia Brasileira de Distribuicao	242,506	0.1
481,132	Investimentos Itau SA	1,498,956	1.0
214,680	Petroleo Brasileiro SA	1,476,600	1.0
		3,468,113	2.3

	Colombia: 0.2%
877,356	Grupo Aval Acciones y Valores	349,239	0.2

	South Korea: 3.1%
135,999	Samsung Electronics Co., Ltd.	4,715,219	3.1

	Total Preferred Stock (Cost $7,552,151)	8,532,571	5.6

RIGHTS: 0.0%
	Brazil: 0.0%
6,060 (1)	Centrais Eletricas Brasileiras SA	86	0.0

	Total Rights (Cost $–)	86	0.0

	Total Long-Term Investments (Cost $150,763,408)	151,521,310	98.8

SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
1,128,000 (3)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.530% (Cost $1,128,000)	1,128,000	0.7

	Total Short-Term Investments (Cost $1,128,000)	1,128,000	0.7

	Total Investments in Securities (Cost $151,891,408)	$152,649,310	99.5
	Assets in Excess of Other Liabilities	692,569	0.5
	Net Assets	$153,341,879	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of November 30, 2019.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	23.0%
Information Technology	18.4
Consumer Discretionary	12.1
Energy	8.8%
Communication Services	8.2
Materials	6.3
Consumer Staples	6.2
Industrials	5.7
Real Estate	3.7
Health Care	2.8
Utilities	2.3
Exchange-Traded Funds	1.3
Short-Term Investments	0.7
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2019
Asset Table
Investments, at fair value
Common Stock
Argentina	$729,827	$–	$–	$729,827
Brazil	6,680,038	–	–	6,680,038
Chile	1,173,960	–	–	1,173,960
China	8,511,015	39,775,817	–	48,286,832
Czech Republic	–	220,621	–	220,621
Egypt	845,309	–	–	845,309
Hungary	–	617,664	–	617,664
India	3,028,430	8,826,623	–	11,855,053
Indonesia	–	4,224,503	–	4,224,503
Malaysia	869,607	2,550,343	–	3,419,950
Mexico	3,894,122	–	–	3,894,122
Netherlands	497,150	–	–	497,150
Peru	848,561	–	–	848,561
Philippines	173,899	–	–	173,899
Poland	–	886,226	–	886,226
Qatar	485,683	476,445	–	962,128
Russia	–	8,304,667	–	8,304,667
Saudi Arabia	–	1,931,843	–	1,931,843
South Africa	1,486,802	7,132,182	–	8,618,984
South Korea	–	13,805,034	–	13,805,034
Taiwan	–	18,552,919	–	18,552,919
Thailand	–	2,109,127	–	2,109,127
Turkey	–	946,121	–	946,121
United Arab Emirates	541,606	811,953	–	1,353,559
Total Common Stock	29,766,009	111,172,088	–	140,938,097
Exchange-Traded Funds	2,050,556	–	–	2,050,556
Preferred Stock	3,817,352	4,715,219	–	8,532,571
Rights	86	–	–	86
Short-Term Investments	1,128,000	–	–	1,128,000
Total Investments, at fair value	$36,762,003	$115,887,307	$–	$152,649,310
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(118,819)	$–	$(118,819)
Total Liabilities	$–	$(118,819)	$–	$(118,819)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

At November 30, 2019, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
iShares MSCI Emerging Markets ETF	BNP Paribas	Call	12/06/19	USD	43.220	356,317	USD	15,157,725	$286,158	$(46,867)
iShares MSCI Emerging Markets ETF	BNP Paribas	Call	12/20/19	USD	43.130	357,060	USD	15,189,333	206,274	(71,952)
									$492,432	$(118,819)

Currency Abbreviations
USD	-	United States Dollar

At November 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

  Cost for federal income tax purposes was $151,832,259.

  Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$11,815,298
Gross Unrealized Depreciation	(11,038,166)

Net Unrealized Appreciation	$777,132